Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Premises and Equipment

NOTE 9 Premises and Equipment

A summary of premises and equipment at December 31 is as follows:

(Dollars in thousands)	2012	2011
Land	$1,978	1,978
Office buildings and improvements	8,725	8,637
Furniture and equipment	12,722	12,558

	23,425	23,173
Accumulated depreciation	(16,252)	(15,206)

	$7,173	7,967